Intangible assets and goodwill - Other intangible assets (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
CGUs Other Than CGU United States
Intangible assets and goodwill
Impairment loss	€ 6.5
Interact Sport Pty Ltd
Intangible assets and goodwill
Impairment loss	1.2
Interact Sport Pty Ltd | Customer base
Intangible assets and goodwill
carrying value	0.7
Interact Sport Pty Ltd | Technology
Intangible assets and goodwill
carrying value	0.5
Interact Sport Pty Ltd | Brand Names
Intangible assets and goodwill
carrying value	0.1
Sportradar B.V
Intangible assets and goodwill
Impairment loss	2.2
Sportradar B.V | Customer base
Intangible assets and goodwill
carrying value	0.5
Sportradar B.V | Technology
Intangible assets and goodwill
carrying value	1.4
Sportradar B.V | Brand Names
Intangible assets and goodwill
carrying value	€ 0.2